Shareholders' Equity (Deficit) - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2021	Jan. 11, 2021	Dec. 31, 2020
Preferred shares, shares authorized	36,064,095		29,496,153
Preferred stock, par value, (per share)	$ 0.000001		$ 0.000001
Ivanhoe Capital Acquisition Corp [Member]
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0